Description of Organization and Business Operations (Details) - USD ($)				12 Months Ended
	Feb. 12, 2024	Dec. 29, 2023	Aug. 16, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 18, 2024	Sep. 29, 2024
Description of Organization and Business Operations [Line Items]
Number of unit issued (in Shares)	115,000
Gross proceeds					$ 68,413,500
Price per warrant (in Dollars per share)				$ 0.01
Gross proceeds of private placement					2,457,000
Transaction costs				4,651,705
Cash underwriting fees				586,500
Deferred underwriting fees				2,518,500	$ 2,518,500
Offering costs				$ 1,546,705
Percentage of balance in trust account				80.00%
Percentage of obligations to redeem shares		100.00%
Deposit into the trust account		$ 229,770
Underwriters amount		233,600
Option exercised		$ 459,540
Percentage of outstanding public shares		100.00%
Interest of liquidation expenses		$ 100,000
Redemption price (in Dollars per share)				$ 10.41	$ 10
Cash				$ 454	$ 656,977
Working capital deficit				2,548,172
Outstanding promissory note				425,013
Loan payable, outstanding				229,770
Cash				$ 454
Federal excise tax				21.00%	21.00%
Percentage o fair market value of shares repurchased			1.00%
Compensation to Sponsor amount				$ 2,000,000
Zhong Guo Liang Tou Group Limited [Member]
Description of Organization and Business Operations [Line Items]
Owenership percentage						100.00%
U.S. [Member]
Description of Organization and Business Operations [Line Items]
Federal excise tax			1.00%
Common Stock [Member]
Description of Organization and Business Operations [Line Items]
Price per unit (in Dollars per share)				$ 0.0001
Business Combination [Member]
Description of Organization and Business Operations [Line Items]
Percentage of capital stock							100.00%
Number of common stock issued (in Shares)				40,988,000
Business Combination [Member] | Common Stock [Member]
Description of Organization and Business Operations [Line Items]
Number of common stock issued (in Shares)				47,888,000
Sponsor [Member] | Private Placement Warrants [Member]
Description of Organization and Business Operations [Line Items]
Sale of warrants (in Shares)				2,457,000
Price per warrant (in Dollars per share)				$ 1
Gross proceeds of private placement				$ 2,457,000
Related Party [Member]
Description of Organization and Business Operations [Line Items]
Outstanding promissory note				$ 425,013
Public Shares [Member]
Description of Organization and Business Operations [Line Items]
Redemption price (in Dollars per share)				$ 10
Public Shares [Member] | Business Combination [Member]
Description of Organization and Business Operations [Line Items]
Redemption price (in Dollars per share)				$ 10
IPO [Member]
Description of Organization and Business Operations [Line Items]
Number of unit issued (in Shares)		6,900,000		6,900,000
Price per unit (in Dollars per share)				$ 10
Gross proceeds		$ 69,000,000
Sale of units, price per unit (in Dollars per share)		$ 10
IPO [Member] | Business Combination [Member]
Description of Organization and Business Operations [Line Items]
Deferred underwriting fees				$ 2,518,500
Over-Allotment Option [Member]
Description of Organization and Business Operations [Line Items]
Number of unit issued (in Shares)	115,000	800,000		800,000
Price per unit (in Dollars per share)		$ 10		$ 10
Gross proceeds		$ 69,000,000
Option exercised		$ 467,199